Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000018365 | BNP Paribas8115204
Holdings [Line Items]
Percent of Total Investments	6.90%
C000018365 | Natixis S.A.8115329
Holdings [Line Items]
Percent of Total Investments	5.80%
C000018365 | Goldman Sachs8115314
Holdings [Line Items]
Percent of Total Investments	5.20%
C000018365 | Citigroup Global Markets8115302
Holdings [Line Items]
Percent of Total Investments	3.50%
C000018365 | MUFG Securities Americas8115325
Holdings [Line Items]
Percent of Total Investments	3.10%
C000018365 | Barclays Bank8115201
Holdings [Line Items]
Percent of Total Investments	2.90%
C000018365 | U.S. Treasury Bill8115247
Holdings [Line Items]
Percent of Total Investments	2.90%
C000018365 | Mizuho Securities8115321
Holdings [Line Items]
Percent of Total Investments	2.90%
C000018365 | The Bank of Nova Scotia8115339
Holdings [Line Items]
Percent of Total Investments	2.90%
C000018365 | U.S. Treasury Notes8115294
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018365 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000018365 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000018365 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000162326 | BNP Paribas8115204
Holdings [Line Items]
Percent of Total Investments	6.90%
C000162326 | Natixis S.A.8115329
Holdings [Line Items]
Percent of Total Investments	5.80%
C000162326 | Goldman Sachs8115314
Holdings [Line Items]
Percent of Total Investments	5.20%
C000162326 | Citigroup Global Markets8115302
Holdings [Line Items]
Percent of Total Investments	3.50%
C000162326 | MUFG Securities Americas8115325
Holdings [Line Items]
Percent of Total Investments	3.10%
C000162326 | Barclays Bank8115201
Holdings [Line Items]
Percent of Total Investments	2.90%
C000162326 | U.S. Treasury Bill8115247
Holdings [Line Items]
Percent of Total Investments	2.90%
C000162326 | Mizuho Securities8115321
Holdings [Line Items]
Percent of Total Investments	2.90%
C000162326 | The Bank of Nova Scotia8115339
Holdings [Line Items]
Percent of Total Investments	2.90%
C000162326 | U.S. Treasury Notes8115294
Holdings [Line Items]
Percent of Total Investments	2.20%
C000162326 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000162326 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000162326 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000240469 | BNP Paribas8115204
Holdings [Line Items]
Percent of Total Investments	6.90%
C000240469 | Natixis S.A.8115329
Holdings [Line Items]
Percent of Total Investments	5.80%
C000240469 | Goldman Sachs8115314
Holdings [Line Items]
Percent of Total Investments	5.20%
C000240469 | Citigroup Global Markets8115302
Holdings [Line Items]
Percent of Total Investments	3.50%
C000240469 | MUFG Securities Americas8115325
Holdings [Line Items]
Percent of Total Investments	3.10%
C000240469 | Barclays Bank8115201
Holdings [Line Items]
Percent of Total Investments	2.90%
C000240469 | U.S. Treasury Bill8115247
Holdings [Line Items]
Percent of Total Investments	2.90%
C000240469 | Mizuho Securities8115321
Holdings [Line Items]
Percent of Total Investments	2.90%
C000240469 | The Bank of Nova Scotia8115339
Holdings [Line Items]
Percent of Total Investments	2.90%
C000240469 | U.S. Treasury Notes8115294
Holdings [Line Items]
Percent of Total Investments	2.20%
C000240469 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000240469 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000240469 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000018374 | U.S. Treasury Bill8114891
Holdings [Line Items]
Percent of Total Investments	6.50%
C000018374 | U.S. Treasury Notes8114973
Holdings [Line Items]
Percent of Total Investments	5.80%
C000018374 | U.S. Treasury Bill8114884
Holdings [Line Items]
Percent of Total Investments	5.80%
C000018374 | FHLB8114828
Holdings [Line Items]
Percent of Total Investments	4.90%
C000018374 | U.S. Treasury Bill8114880
Holdings [Line Items]
Percent of Total Investments	3.90%
C000018374 | U.S. Treasury Bill8114887
Holdings [Line Items]
Percent of Total Investments	3.20%
C000018374 | U.S. Treasury Bill8114877
Holdings [Line Items]
Percent of Total Investments	2.90%
C000018374 | FHLB8114831
Holdings [Line Items]
Percent of Total Investments	2.90%
C000018374 | U.S. Treasury Bill8114897
Holdings [Line Items]
Percent of Total Investments	2.90%
C000018374 | U.S. Treasury Bill8114874
Holdings [Line Items]
Percent of Total Investments	2.60%
C000018374 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000018374 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000018368 | U.S. Treasury Bill8115186
Holdings [Line Items]
Percent of Total Investments	10.00%
C000018368 | U.S. Treasury Bill8115194
Holdings [Line Items]
Percent of Total Investments	8.10%
C000018368 | U.S. Treasury Bill8115197
Holdings [Line Items]
Percent of Total Investments	7.20%
C000018368 | U.S. Treasury Bill8115192
Holdings [Line Items]
Percent of Total Investments	6.80%
C000018368 | U.S. Treasury Notes8115142
Holdings [Line Items]
Percent of Total Investments	6.60%
C000018368 | U.S. Treasury Bill8115164
Holdings [Line Items]
Percent of Total Investments	6.20%
C000018368 | U.S. Treasury Bill8115167
Holdings [Line Items]
Percent of Total Investments	5.40%
C000018368 | U.S. Treasury Bill8115173
Holdings [Line Items]
Percent of Total Investments	5.30%
C000018368 | U.S. Treasury Bill8115189
Holdings [Line Items]
Percent of Total Investments	4.70%
C000018368 | U.S. Treasury Bill8115176
Holdings [Line Items]
Percent of Total Investments	4.50%
C000018368 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	106.60%
C000022551 | U.S. Treasury Notes8117896
Holdings [Line Items]
Percent of Total Investments	3.50%
C000022551 | U.S. Treasury Bill8117906
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022551 | U.S. Treasury Notes8117881
Holdings [Line Items]
Percent of Total Investments	2.10%
C000022551 | U.S. Treasury Notes8117899
Holdings [Line Items]
Percent of Total Investments	2.00%
C000022551 | U.S. Treasury Bill8117912
Holdings [Line Items]
Percent of Total Investments	1.00%
C000022551 | U.S. Treasury Bill8117914
Holdings [Line Items]
Percent of Total Investments	1.00%
C000022551 | U.S. Treasury Notes8117890
Holdings [Line Items]
Percent of Total Investments	1.00%
C000022551 | FHLMC8117420
Holdings [Line Items]
Percent of Total Investments	0.80%
C000022551 | FHLMC8117426
Holdings [Line Items]
Percent of Total Investments	0.80%
C000022551 | GE HealthCare Technologies8117723
Holdings [Line Items]
Percent of Total Investments	0.80%
C000022551 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000022551 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022551 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022551 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022551 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000022551 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000022551 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000158211 | U.S. Treasury Notes8117896
Holdings [Line Items]
Percent of Total Investments	3.50%
C000158211 | U.S. Treasury Bill8117906
Holdings [Line Items]
Percent of Total Investments	2.20%
C000158211 | U.S. Treasury Notes8117881
Holdings [Line Items]
Percent of Total Investments	2.10%
C000158211 | U.S. Treasury Notes8117899
Holdings [Line Items]
Percent of Total Investments	2.00%
C000158211 | U.S. Treasury Bill8117912
Holdings [Line Items]
Percent of Total Investments	1.00%
C000158211 | U.S. Treasury Bill8117914
Holdings [Line Items]
Percent of Total Investments	1.00%
C000158211 | U.S. Treasury Notes8117890
Holdings [Line Items]
Percent of Total Investments	1.00%
C000158211 | FHLMC8117420
Holdings [Line Items]
Percent of Total Investments	0.80%
C000158211 | FHLMC8117426
Holdings [Line Items]
Percent of Total Investments	0.80%
C000158211 | GE HealthCare Technologies8117723
Holdings [Line Items]
Percent of Total Investments	0.80%
C000158211 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000158211 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000158211 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158211 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158211 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000158211 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000158211 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000022552 | U.S. Treasury Notes8120124
Holdings [Line Items]
Percent of Total Investments	8.40%
C000022552 | U.S. Treasury Notes8120121
Holdings [Line Items]
Percent of Total Investments	7.00%
C000022552 | BNP Paribas8120131
Holdings [Line Items]
Percent of Total Investments	5.10%
C000022552 | Deutsche Bank8120128
Holdings [Line Items]
Percent of Total Investments	5.10%
C000022552 | FHLMC Multifamily Structured Pass-Through Certificates8119520
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022552 | FNMA8119906
Holdings [Line Items]
Percent of Total Investments	1.70%
C000022552 | FNMA8119912
Holdings [Line Items]
Percent of Total Investments	1.60%
C000022552 | GNMA8120351
Holdings [Line Items]
Percent of Total Investments	1.60%
C000022552 | FNMA REMIC8120023
Holdings [Line Items]
Percent of Total Investments	1.50%
C000022552 | FNMA REMIC8120077
Holdings [Line Items]
Percent of Total Investments	1.40%
C000022552 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000022552 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000022552 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000022552 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	77.50%
C000147419 | U.S. Treasury Notes8120124
Holdings [Line Items]
Percent of Total Investments	8.40%
C000147419 | U.S. Treasury Notes8120121
Holdings [Line Items]
Percent of Total Investments	7.00%
C000147419 | BNP Paribas8120131
Holdings [Line Items]
Percent of Total Investments	5.10%
C000147419 | Deutsche Bank8120128
Holdings [Line Items]
Percent of Total Investments	5.10%
C000147419 | FHLMC Multifamily Structured Pass-Through Certificates8119520
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147419 | FNMA8119906
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147419 | FNMA8119912
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147419 | GNMA8120351
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147419 | FNMA REMIC8120023
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147419 | FNMA REMIC8120077
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147419 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000147419 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000147419 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000147419 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	77.50%
C000022554 | GNMA8120270
Holdings [Line Items]
Percent of Total Investments	6.40%
C000022554 | GNMA8120258
Holdings [Line Items]
Percent of Total Investments	4.70%
C000022554 | GNMA8120262
Holdings [Line Items]
Percent of Total Investments	4.20%
C000022554 | BNP Paribas8120469
Holdings [Line Items]
Percent of Total Investments	4.10%
C000022554 | GNMA8120202
Holdings [Line Items]
Percent of Total Investments	4.10%
C000022554 | GNMA8120122
Holdings [Line Items]
Percent of Total Investments	3.60%
C000022554 | GNMA8120277
Holdings [Line Items]
Percent of Total Investments	3.50%
C000022554 | GNMA8120046
Holdings [Line Items]
Percent of Total Investments	3.20%
C000022554 | GNMA8120288
Holdings [Line Items]
Percent of Total Investments	3.10%
C000022554 | GNMA8120091
Holdings [Line Items]
Percent of Total Investments	2.70%
C000022554 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022554 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022554 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022554 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000147421 | GNMA8120270
Holdings [Line Items]
Percent of Total Investments	6.40%
C000147421 | GNMA8120258
Holdings [Line Items]
Percent of Total Investments	4.70%
C000147421 | GNMA8120262
Holdings [Line Items]
Percent of Total Investments	4.20%
C000147421 | BNP Paribas8120469
Holdings [Line Items]
Percent of Total Investments	4.10%
C000147421 | GNMA8120202
Holdings [Line Items]
Percent of Total Investments	4.10%
C000147421 | GNMA8120122
Holdings [Line Items]
Percent of Total Investments	3.60%
C000147421 | GNMA8120277
Holdings [Line Items]
Percent of Total Investments	3.50%
C000147421 | GNMA8120046
Holdings [Line Items]
Percent of Total Investments	3.20%
C000147421 | GNMA8120288
Holdings [Line Items]
Percent of Total Investments	3.10%
C000147421 | GNMA8120091
Holdings [Line Items]
Percent of Total Investments	2.70%
C000147421 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000147421 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000147421 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147421 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	97.90%